Principal changes in the scope of consolidation in 2019 and 2018	12 Months Ended
Dec. 31, 2020
Business Combinations 1 [Abstract]
Changes in the scope of consolidation in 2019 and 2018	Presentation of the financial statementsChanges in the scope of consolidation in 2020
Acquisition of Principia
On August 17, 2020, Sanofi and Principia Biopharma Inc. ("Principia"), a late-stage biopharmaceutical company focused on developing treatments for autoimmune diseases, entered into a definitive agreement under which Sanofi was to acquire all the outstanding shares of Principia for $100 per share. The transaction was approved unanimously by the Boards of Directors of Sanofi and Principia. Sanofi's acquisition of Principia was completed on September 28, 2020, with Sanofi holding the entire share capital of Principia upon expiration of the squeeze-out procedure. The provisional purchase price allocation, as presented in the table below, led to the recognition of goodwill of €913 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	2,534
Other current and non-current assets and liabilities	(38)
Cash and cash equivalents	186
Net deferred tax position	(437)
Net assets of Principia	2,245
Goodwill	913
Purchase price	3,158
Intangible assets other than goodwill mainly comprise:
•rilzabrutinib (PRN 1008), a molecule undergoing clinical trials for various indications in immuno-inflammatory diseases and rare blood disorders; and
•tolebrutinib (PRN 2246/SAR442168), a molecule currently undergoing clinical trials for the treatment of multiple sclerosis and other diseases of the central nervous system.
Goodwill represents (i) the pipeline of future products in pre-clinical research and development; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; and (iii) the competencies of Principia staff.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
Principia has no commercial operations, and has made a negative contribution of €45 million to Sanofi’s consolidated net income since the acquisition date.
Acquisition-related costs recognized in profit or loss in 2020 were recorded within the line item Other operating expenses, and amounted to €13 million.
The cash outflow on this acquisition amounted to €2,972 million, and was recorded in the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method within the consolidated statement of cash flows.
Acquisition of Synthorx
On December 9, 2019, Sanofi and Synthorx Inc. (“Synthorx”), a clinical-stage biotechnology company focused on prolonging and improving the lives of people suffering from cancer and autoimmune disorders, entered into a definitive agreement under which Sanofi was to acquire all of the outstanding shares of Synthorx for $68 per share. The transaction was unanimously approved by both the Sanofi and Synthorx Boards of Directors. On December 23, 2019, Sanofi launched a public tender offer to acquire all of the outstanding ordinary shares of Synthorx for $68 per share in cash, without interest and net of any applicable withholding taxes. The acquisition of Synthorx was completed on January 23, 2020, with Sanofi holding the entire share capital of Synthorx upon expiration of the squeeze-out procedure. The final purchase price allocation, as presented in the table below, led to the recognition of goodwill of €930 million:

(€ million)	Fair value at acquisition date
Intangible assets other than goodwill	1,549
Other current and non-current assets and liabilities	36
Net deferred tax position	(269)
Net assets of Synthorx	1,316
Goodwill	930
Purchase price	2,246
Intangible assets other than goodwill mainly comprise THOR-707, a molecule currently in Phase I clinical trials that stimulates T lymphocytes, and as such has potential as a cancer immunotherapy.
Goodwill represents (i) the pipeline of future products in pre-clinical research and development; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; (iii) the competencies of Synthorx staff; (iv) benefits derived from the creation of new growth platforms; and (v) expected future synergies and other benefits from the combination of Synthorx and Sanofi.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
Synthorx has no commercial operations, and has made a negative contribution of €106 million to Sanofi’s consolidated net income since the acquisition date.
Acquisition-related costs were recognized in profit or loss mainly in the year ended December 31, 2019 within the line item Other operating expenses, and amounted to €8 million.
The cash outflow on this acquisition amounted to €2,245 million, and was recorded in the line item Acquisitions of consolidated undertakings and investments accounted for using the equity method within the consolidated statement of cash flows.
Transaction related to the equity-accounted investment in Regeneron
From the beginning of April 2014, Sanofi accounted for its investment in Regeneron using the equity method. As from that date, in accordance with the Investor Agreement as amended in early 2014, Sanofi had the right to designate a member of the Regeneron Board of Directors.
On May 29, 2020, Sanofi closed the transaction announced on May 25, 2020 involving the sale of its equity investment in Regeneron (with the exception of 400,000 shares), through (i) a registered public offering in the United States and internationally and (ii) a share repurchase by Regeneron. Sanofi sold 13 million shares of Regeneron common stock (of which 10.6 million were sold by Sanofi) through the public offering at a price of $515 per share, raising a total amount of $6,703 million; and Regeneron repurchased 9.8 million of its own shares of common stock directly from Sanofi for $5,000 million, at the offer price less a subscription discount ($509.85 per share). The total sale proceeds (before transaction-related costs) amounted to €10,575 million. At the same time, Sanofi as a result of this transaction lost the right to designate a member of the Regeneron Board of Directors under the amended Investor Agreement. Finally, as of May 29, 2020 Sanofi retained ownership of 400,000 Regeneron shares in order to continue to partially fund its commitments to invest in the development programs for cemiplimab (REGN2810) and dupilumab, in line with the 2018 Letter Agreement under which Sanofi is permitted to sell up to 1.4 million shares through the end of 2020. As of December 31, 2020, Sanofi had sold 779,320 Regeneron shares under that agreement. The number of Regeneron shares retained by Sanofi is 279,766 as of December 31, 2020 (see Note C.1.).
Sanofi’s equity investment in Regeneron was accounted for by the equity method until May 29, 2020. As of that date, the carrying amount of the investment was €3,668 million; that amount was reversed out on closing of the transaction. Before tax effects, the gain on the divestment amounted to €7,382 million, including (i) a gain of €318 million arising on the currency translation reserve associated with Regeneron, which was taken to profit or loss in accordance with IAS 21; (ii) the deduction of transaction-related costs of €64 million; and (iii) a gain of €157 million on the remeasurement of the 400,000 retained shares at their quoted market price as of May 29, 2020 ($612.81). In accordance with IFRS 9 (Financial Instruments), the retained shares were classified in the “Equity instruments at fair value through other comprehensive income” category on the transaction date, at a value of €221 million (see Note D.7.).
The tax charge arising on the transaction was €502 million.
Given the material impact of this transaction, and to facilitate users’ understanding of the financial statements, the pre-tax gain on this transaction is presented as a separate line item in the consolidated income statement, Gain on Regeneron investment arising from the transaction of May 29, 2020.
The net cash inflow from the transaction was €10,370 million, which (for the reason cited above) is presented as a separate line item in the consolidated statement of cash flows, Net proceeds from sale of Regeneron shares on May 29, 2020.
Sale of Seprafilm®
On November 27, 2019, Sanofi entered into a definitive agreement to sell Seprafilm® to Baxter. The sale was completed on February 14, 2020. Sanofi recognized a pre-tax gain of €129 million.
The impact of this sale, reflected in the line item Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax within the consolidated statement of cash flows, was a net cash inflow before tax of €311 million.
Principal changes in the scope of consolidation in 2019 and 2018
D.2.1. Principal changes in the scope of consolidation in 2019
The impacts of the acquisitions carried out in 2019 are not material to the Sanofi consolidated financial statements, and Sanofi did not divest any material operations or companies during the year.
Regeneron Pharmaceuticals, Inc. (Regeneron)
Changes in the equity interest held by Sanofi in Regeneron during 2019 and 2018 are set forth below:

(€ million)	2019	2018
Carrying amount(a)	3,342	3,055
Equity interest	21.2%	21.7%
Acquisitions of shares	—	—
Disposals of shares(b)	33	24
(a) See Note D.6.
(b) Disposals of shares in connection with the funding of R&D activities relating to Libtayo®, Dupixent® and REGN3500 (SAR440340) (see Note C.1.).
As mentioned in Note D.1., following the sale of 22.8 million shares of Regeneron common stock on May 29, 2020, Sanofi ceased to exercise significant influence over Regeneron, as a result of which Sanofi's interest in Regeneron is no longer accounted for using the equity method (see Note D.6.).
D.2.2. Principal changes in the scope of consolidation in 2018
Acquisition of Bioverativ
Following a public tender offer, on March 8, 2018 Sanofi acquired the entire share capital of Bioverativ, a biotechnology company specializing in the development of treatments for hemophilia and other rare blood disorders, for a total consideration of $11.6 billion (€9.4 billion).
The final purchase price allocation resulted in the recognition of goodwill amounting to €2,676 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	8,113
Inventories	145
Cash and cash equivalents	422
Other current and non-current assets and liabilities	16
True North Therapeutics contingent consideration liability	(226)
Net deferred tax position	(1,792)
Net assets of Bioverativ	6,678
Goodwill	2,676
Purchase price	9,354
The other intangible assets recognized mainly comprise the marketed hemophilia products Eloctate® and Alprolix®, and development projects relating to treatments for rare blood disorders.
Goodwill represents (i) the pipeline of future products in early-stage research and development not identified individually at the acquisition date; (ii) the capacity to draw on a specialized structure to refresh the existing product portfolio; (iii) the competencies of Bioverativ staff; (iv) the benefits derived from the creation of new growth platforms; and (v) the expected future synergies and other benefits from the combination of Bioverativ and Sanofi.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
No material adjustment was required on completion of the final purchase price allocation.
Acquisition of Ablynx
On May 14, 2018, following a public tender offer, Sanofi acquired 95.60% of the share capital of Ablynx, a biopharmaceutical company specializing in the discovery and development of Nanobodies®. On June 19, 2018, following the expiration of the squeeze-out procedure, Sanofi announced that it held the entire share capital of Ablynx, representing a total investment of €3,897 million.
The final purchase price allocation resulted in the recognition of goodwill amounting to €1,360 million, as indicated below:

(€ million)	Fair value at acquisition date
Other intangible assets	2,409
Cash and cash equivalents	258
Other current and non-current assets and liabilities	131
Net deferred tax position	(261)
Net assets of Ablynx	2,537
Goodwill	1,360
Purchase price	3,897
The other intangible assets acquired mainly comprise rights to (i) Cablivi®, a medicine for the treatment of adults who have experienced an episode of acquired thrombotic thrombocytopenic purpura (aTTP) and (ii) the exploitation of technology developed by Ablynx that uses camelid antibody fragments (Nanobodies®) to discover and identify multi-specific molecules targeting multiple diseases in various therapeutic fields.
Goodwill represents the pipeline of future products in early-stage research and development not identified individually at the acquisition date, and the potential for those products to replace the existing product portfolio over the long term using resources and competencies specific to Ablynx, together with the expected future synergies and other benefits from the combination of Ablynx and Sanofi.
The goodwill generated on this acquisition did not give rise to any deduction for income tax purposes.
No material adjustments were required further to the final purchase price allocation.
Divestment of the European Generics business
On September 30, 2018, Sanofi finalized the divestment of its European Generics business. Sanofi recognized a gain of €510 million before taxes.
An analysis of the assets and liabilities divested is set forth below:

(€ million)	September 30, 2018
Assets
Property, plant and equipment	120
Goodwill	913
Other intangible assets	75
Other non-current assets	1
Deferred tax assets	83
Inventories	129
Accounts receivable	107
Other current assets	40
Cash and cash equivalents	122
Total assets of the divested European Generics business	1,590
Liabilities
Non-current provisions and other non-current liabilities	27
Deferred tax liabilities	14
Accounts payable	91
Other current liabilities	216
Short-term debt and current portion of long-term debt	46
Total liabilities of the divested European Generics business	394
The cash inflow on this divestment amounted to €1,598 million, and was recorded in the line item Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax within the consolidated statement of cash flows.